UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269



Wells Fargo Advantage Income Opportunities Fund
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 4/30

Date of reporting period: 07/01/14 - 06/30/15


Item 1. Proxy Voting Record


========= Wells Fargo Advantage Income Opportunities Fund (Closed End) =========


FAIRPOINT COMMUNICATIONS, INC.

Ticker:       FRP            Security ID:  305560302
Meeting Date: MAY 11, 2015   Meeting Type: Annual
Record Date:  MAR 23, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Peter D. Aquino          For       For          Management
1.2   Elect Director Dennis J. Austin         For       For          Management
1.3   Elect Director Peter C. Gingold         For       For          Management
1.4   Elect Director Edward D. Horowitz       For       For          Management
1.5   Elect Director Michael J. Mahoney       For       For          Management
1.6   Elect Director Michael K. Robinson      For       For          Management
1.7   Elect Director Paul H. Sunu             For       For          Management
1.8   Elect Director David L. Treadwell       For       For          Management
1.9   Elect Director Wayne Wilson             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst &Young LLP as Auditors     For       For          Management


--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES NV

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 06, 2015   Meeting Type: Annual
Record Date:  APR 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Robin Buchanan Supervisory Board  For       For          Management
1b    Elect Stephen F. Cooper to Supervisory  For       For          Management
      Board
1c    Elect Isabella D. Goren to Supervisory  For       For          Management
      Board
1d    Elect Robert G. Gwin to Supervisory     For       For          Management
      Board
2a    Elect Kevin W. Brown to Management      For       For          Management
      Board
2b    Elect Jeffrey A. Kaplan to Management   For       For          Management
      Board
3     Adopt Financial Statements and          For       For          Management
      Statutory Reports
4     Approve Discharge of Management Board   For       For          Management
5     Approve Discharge of Supervisory Board  For       For          Management
6     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
7     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
8     Approve Dividends of USD 2.80 Per Share For       For          Management
9     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
10    Authorize Board to Issue Shares up to   For       For          Management
      20 Percent of Authorized Capital
11    Authorize Board to Exclude Preemptive   For       Against      Management
      Rights from Share Issuances
12    Amend Qualified Employee Stock          For       For          Management
      Purchase Plan
13    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

BY: /S/ C. DAVID MESSMAN
NAME: C. DAVID MESSMAN
TITLE: SECRETARY
DATE: August 11, 2015